Property, plant and equipment (Details 2) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Depreciation expense of right-of-use assets	₨ 1,143	₨ 879
Interest expense on lease liabilities	₨ 256	₨ 214